Operating Costs and Non-underlying Items - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-underlying Items [Line Items]
Credit from early settlement of contingent consideration	€ 277
Gain on business disposal	4,331	€ 309
Impairment of intangible asset	208
Litigation charges	98	80
Tax benefit recognized due to Tax Cuts and Jobs Act		€ 578
New US tax rate		21.00%
Legal Cases in Relation to Investigations [Member]
Non-underlying Items [Line Items]
Litigation charges	50	€ 80
Argentina [member]
Non-underlying Items [Line Items]
Foreign exchange losses resulting from remeasurement			€ 18
United Kingdom [Member] | Pension obligation [member]
Non-underlying Items [Line Items]
Litigation charges	€ 48